ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Current:
Accounts payable	$67	$85
Accrued & other liabilities	653	759
Deferred revenue(1)	274	255
Total current	$994	$1,099

Non-current:
Deferred revenue(1)	$165	$264
Provisions & other liabilities	55	61
Total non-current	$220	$325

(1)Deferred revenue relates primarily to cash contributions from third parties to build future natural gas and electricity connections at our company’s U.K. regulated distribution operation and advance customer payments for container leases at our global intermodal logistics operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the connections arrangement. Of the deferred revenue outstanding at December 31, 2024, 62% is estimated to be realized during 2025, 20% during 2026, 4% during 2027, and 14% will be realized in more than 3 years.
Our company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 25, Financial Risk Management.